Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue Recognition
Revenue Recognition

Note 11 Revenue Recognition

The Company combines its revenue into the following categories:

For the year ended December 31, 2021	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total
Software license	$—	$—	$190,574	$190,574
Software-as-a-service	210,376	2,424,228	—	2,634,604
Managed services	—	—	934,257	934,257
Maintenance	—	—	363,697	363,697
Services and other	—	—	28,473	28,473
	$210,376	$2,424,228	$1,517,001	$4,151,605

For the year ended December 31, 2020	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total
Software license	$—	$142,600	$—	$142,600
Software-as-a-service	—	2,136,214	—	2,136,214
Managed services	—	—	—	—
Maintenance	—	—	—	—
Services and other	—	—	—	—
	$—	$2,278,814	$—	$2,278,814

For the year ended December 31, 2019	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total
Software license	$—	$587,750	$—	$587,750
Software-as-a-service	—	1,793,987	—	1,793,987
Managed services	—	—	—	—
Maintenance	—	—	—	—
Services and other	—	—	—	—
	$—	$2,381,737	$—	$2,381,737

The Company’s license contracts contain promises to transfer multiple products to the customer. Judgment is required to determine whether each product is considered to be a distinct performance obligation that should be accounted for separately under the contract. The Company allocates the transaction price to the distinct performance obligations based on relative standalone selling price (SSP) such as the prices charged to customers on a standalone basis, contractually stated prices, and other entity specific factors or by using information such as market conditions and other observable inputs. The Company estimates SSP by maximizing use of observable prices such as contractually stated prices.

Determining whether licenses are distinct performance obligations that should be accounted for separately, or not distinct and thus accounted for together, requires significant judgment. In some arrangements, such as the Company’s license arrangements, the Company has concluded that the individual licenses are distinct from each other. In others, like the Company’s SaaS arrangements, the software development and final product are not distinct from each other because they are highly integrated and therefore the Company has concluded that these promised goods are a single, combined performance obligation.

If a group of agreements are so closely related that they are, in effect, part of a single arrangement, such agreements are deemed to be one arrangement for revenue recognition purposes. The Company exercises significant judgment to evaluate the relevant facts and circumstances in determining whether the separate agreements should be accounted for separately or as, in substance, a single arrangement. The Company’s judgments about whether a group of contracts comprise a single arrangement can affect the allocation of consideration to the distinct performance obligations, which could have an effect on results of operations for the periods involved.

The Company is required to estimate the total consideration expected to be received from contracts with customers. In limited circumstances, the consideration expected to be received is fixed based on the specific terms of the contract or based on the Company’s expectations of the term of the contract. Generally, the Company has not experienced significant returns from or refunds to customers. These estimates require significant judgment and the change in these estimates could have an effect on its results of operations during the periods involved.

The Company follows a five-step model to assess each sale to a customer; identify the legally binding contract, identify the performance obligations, determine the transaction price, allocate the transaction price, and determine whether revenue will be recognized at a point in time or over time. Revenue recognized point in time and over time is presented by period below:

For the year ended December 31, 2021	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total
Point in time	$—	$—	$219,047	$219,047
Over time	210,376	2,424,228	1,297,954	3,932,558
	$210,376	$2,424,228	$1,517,001	$4,151,605

For the year ended December 31, 2020	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total
Point in time	$—	$142,600	$—	$142,600
Over time	—	2,136,214	—	2,136,214
	$—	$2,278,814	$—	$2,278,814

For the year ended December 31, 2019	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total
Point in time	$—	$587,750	$—	$587,750
Over time	—	1,793,987	—	1,793,987
	$—	$2,381,737	$—	$2,381,737

The timing of revenue recognition may differ from the timing of invoicing to customers and these timing differences result in contract advanced billings on the Company’s consolidated balance sheet. The Company has an enforceable right to payment upon invoicing and records contract liabilities when revenue is recognized subsequent to invoicing. The Company recognized unbilled revenue when revenue is recognized prior to invoicing.

The Company recognized contract assets related to direct costs incurred to fulfill the contracts. These costs are primarily labor costs associated with the development of the software. The Company defers these costs and amortizes them into cost of revenues over the period revenues are recognized.

The activity in the contract assets for the years ending December 31, 2021 and 2020 are as follows:

Amount

Balance as of January 1, 2019	$144,364
Labor costs expensed	(298,866)
Labor costs deferred	350,018
Balance as of December 31, 2019	195,516
Labor costs expensed	(391,423)
Labor costs deferred	471,244
Balance as of December 31, 2020	275,337
Labor costs expensed	(523,926)
Labor costs deferred	396,502
Balance as of December 31, 2021	$147,913

The Company’s assets and liabilities related to its contracts with customers were as follows:

	2021	2020

Accounts receivable, net of allowance for credit losses	$930,795	$324,302
Unbilled revenue (reported in accounts receivable)	162,760	31,610
Contract assets	147,913	275,337
Contract liabilities	(1,205,058)	(406,508)

All contract liabilities at December 31, 2020, 2019 and 2018 were recognized as revenue within the next fiscal year. All other activity in contract liabilities is due to the timing of invoice in relation to the timing of revenue as described above.

Contracted but unsatisfied performance obligations were approximately $3,246,589 as of December 31, 2021, of which the Company expects to recognize the entire amount in revenue over the next 12 months. During the years ended December 31, 2021,2020 and 2019, no revenue was recognized from performance obligations satisfied in previous periods.

Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 30 days. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined that its contracts generally do not include a significant financing component. The primary purpose of invoicing terms is to provide customers with simplified and predictable ways of purchasing the Company’s products and services, and not to facilitate financing arrangements.

The Company had four customers that accounted for approximately 49% of revenue in 2021. There was $456,460 due from these customers at December 31, 2021. The Company had four customers that accounted for approximately 72% of revenue in 2020. There was $316,302 due from these customers at December 31, 2020. The Company had five customers that accounted for approximately 84% of revenue in 2019. There was $605,640 due from these customers at December 31, 2019.